Stockholders' Equity (Tables)	6 Months Ended
Jun. 30, 2024
Stockholders' Equity Note [Abstract]
Schedule Of Number of common shares to be issued upon exercise of remaining warrants
During the six month period ended June 30, 2024, 900,000 of Class E warrants were exercised. As of June 30, 2024, the number of common shares that can potentially be issued under each outstanding class of warrants are:

Warrant	Shares to be issued upon exercise of remaining warrants
Class A	2,867
Class B	786,800
Class C	1,347,267
Class D	173,334
Class E	7,599,999

Total	9,910,267